Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands		7 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Jun. 22, 2021 Vote
Related Party Transaction [Line Items]
Payments to joint venture (Note 4(d))			$ (375)	$ (500)
Due From Related Parties Current		$ 952	952	1,196
Management Fee Expense			1,432	2,017	$ 2,155
Due to related parties, current		$ 596	596	484
Provision for credit loss (Notes 2(y) and 4(d))			300	$ 0	0
Proceeds from Issuance or Sale of Equity			$ 254		960
Diana Wilhelmsen Management Limited
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		50.00%	50.00%	50.00%
Loss from equity method investment			$ 333	$ 1,110	83
Due to related parties, current		$ 388	388	430
Diana Wilhelmsen Management Limited | Management Agreements [Member]
Related Party Transaction [Line Items]
Commissions charged by a related party (Note 4(d))		200			353
Due From Related Parties Current		$ 1,252	1,252	1,196
Management Fee Expense			1,432	2,017	$ 2,155
Provision for credit loss (Notes 2(y) and 4(d))			300
Each 50% shareholder of DWM [Member]
Related Party Transaction [Line Items]
Payments to joint venture (Note 4(d))			$ (375)	$ (500)
Preferred Stock Member | Series D preferred stock
Related Party Transaction [Line Items]
Issuance of new shares | shares			400
Preferred Stock Number Of Voting Rights | Vote						100,000
Preferred Stock Member | Series C Preferred stock
Related Party Transaction [Line Items]
Issuance of new shares | shares					10,675
Preferred Stock Par Or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01	$ 0.01
Proceeds from Issuance or Sale of Equity	$ 1,066